UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Evercore Trust Company, N.A.
Address: 55 East 52nd Street
         23rd Floor
         New York, New York  10055

13F File Number:  028-13661

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ruth Calaman
Title:     Chief Compliance Officer
Phone:     646-264-2380

Signature, Place, and Date of Signing:

 /s/   Ruth Calaman     New York, New York     May 13, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $25,216,638 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTAVIS INC                    COM              00507K103   24569    266736 SH       OTHER                      0        0    266736
ACXIOM CORP                    COM              005125109   67367   3302315 SH       OTHER                      0  3302315         0
ALTRIA GROUP INC               COM              02209S103   16128    468977 SH       OTHER                      0        0    468977
ASHLAND INC NEW                COM              044209104  169973   2287656 SH       OTHER                      0        0   2287656
AT&T INC                       COM              00206R102 8607594 234603257 SH       OTHER                      0        0 234603257
BEST BUY INC                   COM              086516101  123949   5595891 SH       OTHER                      0  5595891         0
BOEING CO                      COM              097023105 5012459  58386241 SH       OTHER                      0        0  58386241
COLGATE PALMOLIVE CO           COM              194162103  189994   1609711 SH       SOLE                 1609711        0         0
DILLARDS INC                   CL A             254067101  847649  10791207 SH       OTHER                      0        0  10791207
DTE ENERGY CO                  COM              233331107   30758    450075 SH       SOLE                  450075        0         0
ENTERGY CORP NEW               COM              29364G103  469262   7420331 SH       OTHER                      0        0   7420331
FORD MTR CO DEL                COM PAR $0.01    345370860 3167476 240872637 SH       OTHER                      0        0 240872637
GENERAL DYNAMICS CORP          COM              369550108 2100136  29784932 SH       OTHER                      0 29784932         0
GENERAL MTRS CO                COM              37045V100  314021  11287595 SH       SOLE                11287595        0         0
GOODYEAR TIRE & RUBR CO        COM              382550101  107593   8535761 SH       OTHER                      0        0   8535761
HARTFORD FINL SVCS GROUP INC   COM              416515104  175627   6807247 SH       OTHER                      0        0   6807247
HONEYWELL INTL INC             COM              438516106 1485307  19712106 SH       SOLE                       0 19712106         0
HUMANA INC                     COM              444859102  229409   3319474 SH       OTHER                      0  3319474         0
KRAFT FOODS GROUP INC          COM              50076Q106    3568     69233 SH       OTHER                      0        0     69233
MONDELEZ INTL INC              CL A             609207105    6360    207739 SH       OTHER                      0        0    207739
MOODYS CORP                    COM              615369105   30204    566475 SH       OTHER                 566475        0         0
MOTOROLA SOLUTIONS INC         COM NEW          620076307  171866   2684146 SH       OTHER                      0        0   2684146
OFFICEMAX INC DEL              COM              67622P101   16091   1385955 SH       SOLE                 1385955        0         0
PENNEY J C INC                 COM              708160106  166935  11047985 SH       OTHER                      0        0  11047985
PHILIP MORRIS INTL INC         COM              718172109   86871    937016 SH       OTHER                      0        0    937016
QUICKSILVER RESOURCES INC      COM              74837R104    1960    871104 SH       OTHER                      0        0    871104
REYNOLDS AMERICAN INC          COM              761713106  162294   3647878 SH       OTHER                      0        0   3647878
SUPERVALU INC                  COM              868536103   35177   6979504 SH       OTHER                      0        0   6979504
UNITED CONTL HLDGS INC         COM              910047109  247045   7717727 SH       OTHER                      0  7717727         0
UNITED TECHNOLOGIES CORP       COM              913017109  658576   7048870 SH       SOLE                 7048870        0         0
WHIRLPOOL CORP                 COM              963320106  212961   1797748 SH       OTHER                      0        0   1797748
XEROX CORP                     COM              984121103   26203   3046826 SH       SOLE                 3046826        0         0
YUM BRANDS INC                 COM              988498101  251256   3492576 SH       OTHER                      0        0   3492576